Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	2,300,000	2,402,800	324,000	460,000
Number of Options Vested	2,300,000	207,700
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	10,000
Exercise Price | $ / shares	$ 9.50
Expiry Date	June 6, 2026
Number of Options Vested	10,000
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	40,000
Exercise Price | $ / shares	$ 1.50
Expiry Date	January 2, 2027
Number of Options Vested	40,000
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	50,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	February 15, 2027
Number of Options Vested	50,000
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	100,000
Exercise Price | $ / shares	$ 1.25
Expiry Date	February 28, 2027
Number of Options Vested	100,000
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	490,000
Exercise Price | $ / shares	$ 1.00
Expiry Date	March 8, 2027
Number of Options Vested	490,000
Exercise price six [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	1,610,000
Exercise Price | $ / shares	$ 0.70
Expiry Date	August 12, 2029
Number of Options Vested	1,610,000